California Insured Trust, Series 14
              (The First Trust Combined Series 256)
       Supplement to the Prospectus Dated October 19, 1995

Notwithstanding anything to the contrary in the Prospectus, the following table sets forth the approximate marginal taxable yields for individuals that are equivalent to tax-exempt yields under combined Federal and state taxes, using published Federal tax rates and state tax rates scheduled to be in effect in 1996 and replaces that table found on page 6 of 12 of the Prospectus. In addition, the taxable equivalent yields may be somewhat higher than the equivalent yields indicated in the following table for those individuals who have adjusted gross income in excess of $117,950.

                                                TAXABLE EQUIVALENT YIELD

        Taxable Income ($1,000's)                                               Tax-Exempt Yield
        ________________________                                        _____________________________________
        Single                  Joint                   Tax             4.50%           5.00%           5.50%
        Return                  Return                  Rate*                   Taxable Equivalent Yield
        _____________________________________________________________________________________________________
        $      0 -   24.00      $     0 -   40.10       20.1%           5.63            6.26             6.88
            24.00 -   58.15        40.10 -   96.90      34.7            6.89            7.66             8.42
                                   96.90 -  147.70      37.4            7.19            7.99             8.79
            58.15 -  121.30                             37.4            7.19            7.99             8.79
           121.30 -  219.87       147.70 -  263.75      42.0            7.76            8.62             9.48
           219.87 -  263.75                             42.0            7.76            8.62             9.48
                                  263.75 -  439.74      45.2            8.21            9.12            10.04
             Over   263.75         Over    439.74       45.2            8.21            9.12            10.04

[FN]

* The state tax brackets are those for 1995. The 1996 brackets will be adjusted to take into account changes in the California Consumer Price Index. These adjustments have not been released.
The table reflects a decrease in state income tax rates for high income taxpayers which is, under current law, scheduled to take place beginning in 1996.

February 7, 1996


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